SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Unrecognized tax benefits	$ 100,000		$ 100,000
CIK 0001846136 Riverview Acquisition Corp
Income Taxes [Abstract]
Unrecognized tax benefits		$ 0	0
Accrued interest and penalties		$ 0	$ 0